Parent Company Only Financial Statements - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
CASH AND DUE FROM BANKS	$ 15,826	$ 13,963		$ 9,836
INTEREST-BEARING DEPOSITS IN FINANCIAL INSTITUTIONS	113,282	54,960		24,921
Total cash and cash equivalents	129,108	68,923	$ 42,561	34,757	$ 178,492	$ 151,190
DEFERRED TAX ASSET, Net	8,109	8,468		8,853
OTHER ASSETS	5,902	7,819		4,513
TOTAL ASSETS	2,252,665	2,196,135		1,703,127
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES-Other liabilities	5,978	9,059		6,166
Total liabilities	1,958,895	1,907,730		1,503,909
SHAREHOLDERS' EQUITY:
Common stock	262	262		208
Capital surplus	252,652	252,421		179,219
Retained earnings (deficit)	39,309	34,660		19,918
Accumulated other comprehensive income, net	1,547	1,062		(127)
Total shareholders' equity	293,770	288,405	$ 203,600	199,218	188,211	153,423
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,252,665	2,196,135		1,703,127
Green Bancorp, Inc.
ASSETS
CASH AND DUE FROM BANKS		1,290		603
INTEREST-BEARING DEPOSITS IN FINANCIAL INSTITUTIONS		7,376		4,350
Total cash and cash equivalents		8,666		4,953	$ 5,447	$ 6,220
DEFERRED TAX ASSET, Net		124		141
INVESTMENT IN GREEN BANK, N.A.		278,949		193,755
OTHER ASSETS		714		382
TOTAL ASSETS		288,453		199,231
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES-Other liabilities		47		13
Total liabilities		47		13
SHAREHOLDERS' EQUITY:
Common stock		262		208
Capital surplus		252,422		179,219
Retained earnings (deficit)		34,660		19,918
Accumulated other comprehensive income, net		1,062		(127)
Total shareholders' equity		288,406		199,218
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 288,453		$ 199,231